Segment Information	6 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
15.	SEGMENT INFORMATION

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, or decision-making group, in deciding how to allocate resources and in assessing performance. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the Company’s chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that it only has one operating segment.

The Group has concluded that unaudited condensed consolidated net loss is the measure of segment profitability. The CODM assesses performance of the Group, monitors budget versus actual results, and determines how to allocate resources based on unaudited condensed consolidated net loss as reported in the unaudited condensed consolidated statements of operations and comprehensive loss. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

Revenue by products

The Group’s revenue derived from different products is as below:

	For the six months ended September 30,
	2025	2024
Cable and wire harness	$7,830,157	$8,604,502
Connectors	635,431	613,957
Total	$8,465,588	$9,218,459

Geographic information

The majority of the Group’s revenue for the six months ended September 30, 2025 and 2024 was generated from product sales to different geographic areas including Europe, Asia and Americas. The following table sets forth the disaggregation of revenue by geographic area:

	For the six months ended September 30,
	2025	2024
Europe	$4,971,949	$5,626,272
Asia	2,896,950	2,736,289
Americas	596,689	855,847
Others	-	51
Total	$8,465,588	$9,218,459

Long-lived assets by Geography

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Europe	$701,883	$541,543
Asia	5,311,311	5,207,187
Total	$6,013,194	$5,748,730